Note 10 - Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]

NOTE 10: EQUITY

a.	Shares

On August 29, 2023, The Company offered up to 812,500 units (the “Series C Units”), with each Series C Unit consisting of one share of Series C Preferred Stock (the “Series C Preferred Stock”) and one warrant to purchase one share of common stock (the “Series C warrants”), at a combined purchase price of $12.31 per Series C Unit (the "Series C Offering").

During the nine months period ended September 30, 2024, the Company issued 86,953 Series C Units and received aggregate gross proceeds of $1,070. The Company incurred $125 of costs associated with the issuance and issued broker warrants to purchase up to 4,163 shares of common stock to the associated broker in connection with the Series C Offering. The shares of Series C Preferred Stock issued are equity classified instruments and are recorded as equity. Each Series C Warrant entitles the purchasers to acquire one share of common stock at an exercise price of $24.62 per share for a period of three years from the date of issuance. See Note 10: Equity – b. Warrants. The conversion price of the Series C Preferred Stock was amended contemporaneously with the consummation of the Merger. As of August 12, 2024, the mandatory conversion feature of the Series C Preferred Stock was triggered upon the consummation of the Merger. Pursuant to the terms of Series C Preferred Stock, all issued and outstanding shares of the Series C Preferred Stock converted into 596,145 shares of common stock upon consummation of the Merger.

As of December 31, 2023, the mandatory conversion feature of the Series B Preferred Stock (the “Series B Preferred Stock”) was triggered, as the proceeds from the Series C Offering exceeded $1,000. As per the terms of Series B Preferred Stock, all preferred shares were converted into one share of common stock. During the period ended September 30, 2024, 1,516,199 of shares of Series B Preferred Stock converted into 1,516,199 shares of common stock.

On July 26, 2024, the Company entered into a private placement transaction (the “PIPE”), pursuant to which the Company agreed to issue and sell (i) 319,207 shares of common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”)  to purchase up to 504,324 shares of common stock, and (iii) warrants (the “PIPE Warrants”) to purchase up to 823,529 shares of common stock (as adjusted for the Exchange Ratio). The purchase price of each share of common stock and accompanying PIPE Warrant was $4.25 and the purchase price of each Pre-Funded Warrant and accompanying PIPE Warrant was $4.249. The PIPE closed on August 12, 2024, contemporaneously with the consummation of the Merger. The aggregate gross proceeds from the PIPE were approximately $3,500. The Company incurred $52 of costs associated with the issuance.

On July 27, 2024, the Company entered into four standalone strategic investment agreements. One of the service providers is owned by a director of the Company (Note 12). Pursuant to the strategic investment agreements, the Company agreed to issue 433,360 of shares of common stock. The shares are fully vested upon issuance and have been valued at $2,440. These shares were subject to regulatory lock-up restrictions. Of these shares, 140,749 are subject to a 12-month lock-up restriction and 292,611 shares are subject to a 6-month lock-up restriction. The restriction is a characteristic of the security, and therefore considered in the fair value measurements. The shares were measured at fair value, considering the effect of the post-vesting restrictions via accounting for discount for lack of marketability (“DLOM”), determined by Finnerty model. The shares were issued on August 12, 2024, contemporaneously with the consummation of the Merger. Pursuant to the terms of the strategic investment agreements, the service providers granted the Company $2,925 of service credits to perform business consulting and software development services that are to be consumed in future over a three-year period. Service credits were recognized as prepaid expenses in accordance with ASC 718. See Note 5 - Prepaid Expenses.

On August 12, 2024, the Company issued 45,344 shares of common stock with the intention to settle accrued liabilities. As the Company did not reach a contractual agreement to settle the outstanding amount, the Company recognized a note receivable as contra-equity in return for shares of common stock issued.

On August 12, 2024, pursuant to the terms of the Consulting Agreement (as defined below) the Company issued 22,344 shares of common stock. These shares are subject to a 6-month lock-up restriction. The restriction is a characteristic of the security, and therefore considered in the fair value measurements. The shares were measured at fair value, considering the effect of the post-vesting restrictions via accounting for DLOM, determined by Finnerty model. The shares were fully vested upon issuance and were valued at $129. See Note 10: Equity – f. Consulting Agreement

On August 12, 2024, pursuant to the terms of the restricted share units (the “RSUs”), all issued and outstanding RSUs of the Company vested and the Company issued 59,264 shares of common stock and recognized $410 of share-based compensation expense. See Note 10: Equity - j. Restricted Share Units

On August 26, 2024, the Company issued 75,375 shares of common to WaveDancer’s pre-Merger shareholders for stockholders of the assumed convertible instruments of WaveDancer. See Note 4 - The Merger.

On September 9, 2024, the Company issued 10,588 shares of common stock with a fair value of $39 as a payment in settlement of the outstanding amounts due to its service provider. As a result of the transaction, management settled $45 of accrued liabilities. The Company realized $6 gain on extinguishment of liabilities.

On September 19, 2024, certain warrant holders of Tranche A warrants (the “Tranche A warrants”), Series A warrants (the “Series A warrants”) and, Series D warrants (the “Series D warrants”) exercised such warrants to purchase 435,174 shares of common stock for proceeds of $32 for the Company.

On September 27, 2024, the Company issued 557,885 shares of common stock to its Executive Chairman, pursuant to the terms of the employment agreement by and between the Company and its Executive Chairman. The shares granted are subject to vesting conditions having been valued at $1,674 using a grant date price of $3.00 per share. Under the terms of the restricted stock agreement by and between the Company and its Executive Chairman, one-half of the shares shall vest on each of the 6 and 12-month anniversaries of the grant date, provided that the Executive Chairman has not incurred a termination of service prior to the applicable vesting date. As of September 30, 2024, the vesting conditions were not met.

b.	Warrants

The following table summarizes the Company’s warrant activity for the nine months ended September 30, 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2024	193,433	$23.46	2.74
Series C Warrants (Note 10.a)	86,820	24.62
Broker warrants for Series C Offering (Note 10.a)	4,163	12.31
PIPE Warrants (Note 10.a)	823,529	6.83
WaveDancer legacy warrants (Note 4)	76,098	94.69
Outstanding warrants, September 30, 2024	1,184,043	$16.51	4.06

For the nine months period ended September 30, 2024, warrants to purchase up to 86,820 shares of common stock were issued pursuant to Series C Offering. Each Series C Warrant entitles the holder to acquire one share of common stock at a price of $24.62 per share for a period of three years from the date of issuance. In connection with the Series C Offering, the Company issued broker warrants to the associated broker to purchase up to 4,163 shares of common stock at an exercise price of $12.31 per share for a period of three years from the date of issuance. The warrants were determined to be a freestanding equity instrument.

On August 12, 2024, PIPE Warrants to purchase up to 823,529 shares of common stock were issued. Each PIPE Warrant entitles the holder to acquire one share of common stock at an exercise price of $6.83 per share for a period of five years from the date of issuance. The PIPE Warrants were determined to be a freestanding equity instrument. See Note 10: Equity - a. Shares.

On August 12, 2024, the Company assumed warrants to issue up to 76,098 shares of common stock upon consummation of the Merger. See Note 4 - The Merger.

c.	Warrants exercisable for little or no consideration

Warrants exercisable for little or no consideration are fully vested warrants that allows the holders to acquire a specified number of the issuer’s shares at a nominal exercise price. The following table summarizes the Company’s penny warrant activity for the nine months ended September 30, 2024:

	Number of Warrants	Weighted Average Remaining Life
Outstanding warrants, January 1, 2024	54,782	1.51
Pre-funded warrants (Note 10.a)	504,324
Series A warrants (Note 10.d)	629,039
Series D warrants (Note 10.e)	92,798
Consulting agreement warrants (Note 10.f)	44,932
Exercised	(435,169)
Outstanding warrants, September 30, 2024	890,706	3.48

On July 26, 2024, the Company entered into the PIPE and 504,324 Pre-Funded Warrants were issued. Each Pre-Funded Warrant entitles the holder to acquire one share of common stock at a price of $0.001 per share for a period of five years from the date of issue. Pre-Funded Warrants will expire when exercised in full. The Pre-Funded Warrants were determined to be an equity instrument.

On September 19, 2024, certain warrant holders of Tranche A warrants exercised their warrants to purchase an aggregate of 13,852 shares of common stock.

d.	Series A warrants

On June 15, 2023, the Company granted Series A warrants to purchase up to an aggregate 629,039 shares of common stock to certain investors at a nominal exercise price for a period of five years from the issuance date. The exercisability of the Series A warrants was contingent upon meeting certain market capitalization or occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the Series A warrants became fully vested. The Series A warrants were determined to be an equity instrument. The Company determined the fair value of the Series A warrants to be nominal based on the stock price established at grant date. On September 19, 2024, certain warrant holders of Series A warrants exercised their Series A warrants to purchase an aggregate of 359,451 shares of common stock.

e.	Series D warrants

On June 7, 2024, the Company issued Series D warrants to purchase up to an aggregate 92,799 shares of common stock to certain investors at a nominal exercise price for a period of five years from the issuance date. The exercisability of the Series D warrants was contingent upon meeting certain market capitalization or the occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the Series D warrants became fully vested. The Series D warrants were determined to be an equity instrument. The Company determined the fair value of the Series D warrants of $610 based on a stock price established on the grant date. On September 19, 2024, certain warrant holders of Series D warrants exercised their Series D warrants to purchase an aggregate of 61,866 shares of common stock.

f.	Consulting agreement

On March 15, 2024, the Company entered into a consulting agreement (the "Consulting Agreement") with a certain consultant of the company. Under the Consulting Agreement, the consultant will provide consulting services in return for Series A performance warrants (the "Series A performance warrants") to purchase up to 44,932 shares of common stock and 20,313 shares of common stock issued immediately upon execution of the agreement, and 24,375 shares of common stock to be issued in 12 equal installments at the end of each calendar month.

The Series A performance warrants are exercisable for nominal exercise price and expire on June 15, 2028. The exercisability of the Series A performance warrants was contingent upon meeting certain market capitalization or the occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the Series A performance warrants became fully vested. The Company determined the fair value of the Series A performance warrants of $80 based on a stock price established on the grant date.

As of September 30, 2024, the Company issued 22,344 shares of common stock pursuant to the Consulting Agreement. The shares are fully vested upon issuance and have been valued at $129.

g.	Employees stock option plan

A summary of option activity under the Company's equity incentive plan as of September 30, 2024, and changes during the period then ended is presented below.

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding Options, December 31, 2023	134,333	$20.77	6.18	$-
Options granted	335,728	5.18	-	-
WaveDancer options	113,522	82.25	-	-
Outstanding Options, September 30, 2024	583,583	$23.77	3.43	$-

The share-based compensation expense related to options for the three and nine months ended September 30, 2024, was $1,296 and $1,413, respectively, and $78 and $226 for the three and nine months ended September 30, 2023, respectively. The fair value of options granted for the nine months ended September 30, 2024 and 2023, was $1,600 and $nil, respectively. The intrinsic value of the options outstanding as of September 30, 2024, is $nil ( December 31, 2023: $nil).

The fair value of each option award is estimated on the date of grant using a Black Scholes pricing option valuation model that uses the assumptions noted in the following table.

	2024
Stock price		$6.91
Risk free rate	3.75%	-	3.82%
Dividend yield		0%
Expected volatility	86.50%	-	87.60%
Expected term (in years)	3.91	-	4.93

A summary of the Company’s nonvested options as of September 30, 2024, and changes during the nine months period ended, is presented below.

	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2023	90,988	$4.77
Options granted	335,728	4.77
Options vested	(185,704)	4.94
Non-Vested Options, September 30, 2024	241,012	$4.63

As of September 30, 2024, there was $621 of total unrecognized compensation cost related to nonvested options granted under the Plan.

On August 12, 2024, the Company assumed 113,522 stock options upon the consummation of the Merger. See Note 4 - The Merger. None of WaveDancer’s employees continued employment with the Company or provided employment services post-Merger. Consequently, these stock options are subject to cancellation as the employment with WaveDancer was effectively terminated.

h.	Management options 2024

On April 2, 2024, the Company issued stock options to its officers to purchase up to an aggregate of 19,344 shares of common stock at an exercise price of $5.18 with a term of five years, where the exercise price is equal to a 25% discount to the issue price of Private Firefly’s equity securities in an initial public offering (an “IPO Transaction”), that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. Options to purchase up to 11,024 shares of common stock shall vest in 36 equal installments at the end of each calendar month over a period of three years beginning March 1, 2024. Options to purchase up to 8,320 shares of common stock shall vest in 36 equal installments at the end of each calendar month over a period of three years beginning on the date of the Merger. The vesting of management options was contingent upon the occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the options were considered granted in accordance with ASC 718. The exercise price was determined to be $5.18 per share. The Company determined the fair value of the options of $99 using the Black-Scholes pricing model. The Company used graded-vesting method for the recognition of share-based compensation related to these management options.

i.	Management options 2023

On July 8, 2023, the Company issued stock options to its employees, officers, directors and consultants to purchase up to an aggregate of 327,421 shares of common stock at an exercise price of $5.18 with a term of five years, where the exercise price is equal to a 25% discount to the issue price of the Company's equity securities in an initial public offering , that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. Options to purchase up to 37,709 shares of common stock shall vest immediately with the remaining options vesting in 36 equal installments at the end of each calendar month over a period of three years from July 8, 2023. The vesting of management options was contingent upon the occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the options were considered granted in accordance with ASC 718. The exercise price was determined to be $5.18 per share. 11,037 options were forfeited before the Merger. The Company determined the fair value of the options of $1,501 using the Black-Scholes pricing model. The Company used graded-vesting method for the recognition of share-based compensation related to management options.

j.	Restricted share units (“RSUs”)

On July 8, 2023, the Company granted RSUs to certain management and directors. The vesting of the RSUs was contingent upon a liquidity event that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market.

Upon the consummation of the Merger on August 12, 2024, the RSUs vested and the Company issued 59,264 shares of common stock and recognized $410 of share-based compensation expense.

The following table presents share-based compensation expense by instrument type:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Employees stock options	$1,296	$78	$1,413	$226
Restricted share units	410	-	410	-
Series D warrants	610	-	610	-
Total	$2,316	$78	$2,433	$226

NOTE 11: EQUITY

a.	Shares

On August 17, 2022, the Company closed a securities purchase agreement for the sale of 1,040,000 Series A Preferred Stock for gross proceeds of $40. This agreement also entitled the subscriber to 1,387 warrants to purchase shares of common stock of the Company.

On September 15, 2022, the Company closed a securities purchase agreement for the sale of 5,333 consolidation adjusted shares of common stock at a consolidation adjusted price of $46.83 per share for aggregate gross proceeds of $250.

On February 16, 2023, the Company sold 3,383,784 shares of common stock at a price per share of $0.0394. The Company received aggregate gross proceeds from the offering of $133.

On February 23, 2023, the Company offered up to 1,123,110 shares of Series B Preferred Stock at $1.78 per share. On March 15, 2023, the Company increased the offering to up to 1,516,199 shares of Series B Preferred Stock, with the increase being subsequently approved by the board of directors on November 15, 2023. As of December 31, 2023, the Company received aggregate gross proceeds from the offering of $2,700. The Company incurred $92 of costs associated with the issuance. Series B Preferred Stock issued are equity classified instruments and are recorded as equity. As of December 31, 2023, 1,516,199 Series B Preferred Stock were subscribed and issued.

On May 1, 2023, the Company granted 29,636 shares of common stock to a related party as a payment for consulting services provided. The shares awarded are under the scope of ASC 718 and were accounted for as equity-classified awards. The shares were measured at fair value on the grant date at $0.0394 per share.

On August 29, 2023, the Company offered up to 812,500 units, each unit consisting of one share of Series C Preferred Stock and warrant to purchase one share of common stock, at a combined purchase price of $12.31 per unit. As of December 31, 2023, the Company issued 159,966 units and received aggregate gross proceeds of $1,969. The Company incurred $67 of costs associated with the issuance. Series C Preferred Stock issued are equity classified instruments and are recorded as equity. Each warrant entitles the purchasers to acquire one share of common stock at a price of $24.62 per share for a period of three years from the date of issue.

On October 16, 2023, 355 shares of common stock were repurchased for a nominal amount and cancelled by the Company.

As of December 31, 2023, mandatory conversion feature of Series B Preferred Stock was triggered, as the proceeds from Series C Preferred Stock Units offering exceeded $1,000. As per the terms of Series B Preferred Stock, all preferred shares were supposed to be automatically converted into one share of common stock. As of December 31, 2023, the 1,516,199 shares of common stock were not issued from an administrative perspective but were considered substantially issued from an accounting perspective.

As of December 31, 2023 and 2022, the Company had the following number of authorized and issued shares:

	December 31
	2023	2022	2023	2022
	Number of authorized shares	Number of authorized shares	Number of issued shares	Number of issued shares
Shares of common stock	256,880,000	256,880,000	3,678,550	265,485
Series A Preferred Stock			-	-
Series B Preferred Stock	3,120,000	3,120,000	1,516,199	-
Series C Preferred Stock			159,966	-

As of December 31, 2023 and 2022, the total number of shares of all classes the Company is authorized to issue is 260,000,000 shares, consisting of 256,880,000 shares of common stock and 3,120,000 preferred shared of all classes.

b.	Rights attached to shares

The shares of common stock confer upon their holders’ voting rights and the right to participate in shareholders’ meetings, the right to share, on a per share pro rata basis, in Bonus Shares or Distributions (as defined in the Company’s Certificate of Incorporation) as may be declared by the board of directors and approved by the shareholders, if required (out of funds legally available therefore), and the right to a share in excess assets upon liquidation of the Company – all as set forth in the Company’s Certificate of Incorporation and in the Company’s Shareholders’ Agreement.

The preferred shares confer upon their holders voting rights and the right to participate in shareholders’ meetings, the right to share, on a per share pro rata basis, in Bonus Shares or Distributions (as defined in the Company’s Certificate of Incorporation) as may be declared by the board of directors and approved by the shareholders, if required (out of funds legally available therefore), on an “as converted” basis, and the right to a share in excess assets upon liquidation of the Company in preference to the shares of common stock. The shares have discretionary dividends and do not have a redemption date.

The Series C Preferred Stock rank, as to the payment of dividends and the distribution of assets upon liquidation, dissolution or winding up of the Company: (a) senior to the shares of common stock, (b) junior to the Series B Preferred Stock, which Series B Preferred Stock include mandatory conversion provisions in the event the Company issues and sells equity securities to investors in an equity financing with total gross proceeds of not less than $1,000 with at least a pre-money valuation of the Company of $18,000, and (c) on parity with all other classes and series of the Company’s preferred shares.

Series B Preferred Stock

Optional Conversion

Each share of Series B Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such shares into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price of such shares by the conversion price (subject to any adjustments as set forth in the Certificate of Designations of Series B Preferred Stock “Series B Certificate of Designations”), which conversion price shall initially be equal to the original issue price.

Mandatory Conversion

Upon (a) the closing of the sale of shares of common stock to the public in a public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) (or a qualified offering statement under Regulation A under the Securities Act; (b) the date that the Company or a successor to the Company (including, without limitation by way of acquisition of all or substantially all of the Company’s assets) becomes an issuer with a class of securities registered under Section 12 or subject to Section 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and is subject to the periodic and current reporting requirements of Section 13 or 15(d) of the Exchange Act or is required to file reports under Regulation A of the Securities Act; (c) the issuance and sale by the Company of its equity securities to investors in an equity financing with total gross proceeds to the Company of not less than $1,000 with at least a minimum pre-money valuation of the Company of $18,000, or (d) the date and time, or the occurrence of an event, by vote or written consent of the holders of at least a majority of the outstanding shares of Series B Preferred Stock, voting as a single class on an as-converted basis, all outstanding shares of Series B Preferred Stock shall automatically be converted into shares of common stock at the applicable ratio set forth in the Series B Certificate of Designations.

Series C Preferred Stock

Optional Conversion

Each share of Series C Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such shares into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price of such shares by the conversion price (subject to any adjustments as set forth in the Certificate of Designations of Series C Preferred Stock, the “Series C Certificate of Designations”), which conversion price shall initially be equal to the original issue price.

Mandatory Conversion

Upon (a) the closing of the sale of shares of common stock to the public in a public offering pursuant to an effective registration statement under the Securities Act or a qualified offering statement under Regulation A of the Securities Act, as amended); (b) the date that the Company or a successor to the Corporation (including, without limitation, by way of acquisition of all or substantially all of the Corporation’s assets, merger, or any other business combination) becomes an issuer with a class of securities registered under Section 12 or subject to Section 15(d) of the Exchange Act and is subject to the periodic and current reporting requirements of the Exchange Act or is required to file reports under Regulation A of the Securities Act; (c) the issuance and sale by the Company of its equity securities to investors in an equity financing with total gross proceeds to the Company of not less than $2,000 with at least a minimum pre-money valuation of the Company of $65,000, or (d) the date and time, or the occurrence of an event, specified by vote or written consent of at least a majority of the outstanding shares of Series C Preferred Stock at the time of such vote or consent, voting as a single class on an as-converted basis, all outstanding shares of Series C Preferred Stock shall automatically be converted into shares of common stock at the applicable ratio described in Series C Certificate of Designations.

d.	Warrants

During 2022, part of the modification of the WPC convertible (Note 7), the Company issued 54,782 stock split adjusted Tranche A and 27,253 stock split adjusted Tranche B warrants. The features of the warrants were as below:

Tranche A:

●

Exercise price: (1) $7.21 – If funds of a minimum of $15,000 are raised, (2) $7.21 – If the sale of a company, IPO or RTO is completed or the (3) purchase price per share resulting from dividing $50,000 by the total number of valid issued ordinary shares outstanding.

●	Maturity/Expiration date: (a) if no IPO – one year after the delivery date of the 2021 audited financial statements (b) if IPO – then one year after the date of such IPO.

Tranche B:

●	Purchase price per share resulting from dividing $150,000 by the total number of valid issued ordinary shares outstanding.
●	Maturity/Expiration date: (a) if no IPO – one year after the delivery date of the 2021 audited financial statements (b) if IPO – then five years after the date of such IPO.

On July 4, 2022, as part of the Senior Lender’s Memo, the conversion price of the Tranche A warrant was amended to: (1) $7.21 – If after July 5, 2022 funds of a minimum of $5,000 are raised 18 months and $10,000 in total in the three years thereafter, (2) $7.21 – after the recapitalization date, if the sale of a company, IPO or RTO is completed or (3) the purchase price per share resulting from dividing $20,000 by the total number of valid issued ordinary shares outstanding. The Tranche B warrants were cancelled.

As part of the convertible debt issuance to various investors between July 4, 2022, and August 16, 2022, the Company issued 20,642 consolidation adjusted warrants concurrent with the convertible debt and preferred shares. The warrants were exercisable into one share of common stock of the Company per warrant at a price of $28.85. The warrants had a maturity date of three years.

On February 17, 2023, warrants to purchase up to 12,827 shares of common stock, issued to WPC in 2021, were modified pursuant to antidilution provision in the warrant agreement, triggered by common stock private placement on February 16, 2023. As a result of the modification, exercise price of the warrants was reduced to $0.0455 per share and the expiry date was extended to be three years from the modification date. The warrants were determined to be a freestanding equity instrument. Under ASC 815, the effect of a modification was nominal and was recorded as an equity issuance costs.

On August 29, 2023, the Company offered up to 812,500 units, comprised of Series C Preferred Stock and warrants to purchase up to 812,500 shares of common stock, which were sold at a combined purchase price of $12.31 per unit. Each warrant entitles the holder to acquire one share of common stock at a price of $24.62 per share for a period of three years from the date of issue. The warrants were determined to be a freestanding equity instrument. As of December 31, 2023, 79,026 warrants were issued. Additionally, as of December 31, 2023, 81,250 warrants were not issued from an administrative perspective, but were considered substantially issued from an accounting perspective.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2022	12,827	$72.12	0.85
Warrants issued pursuant to issue of convertible debt and preferred shares to individual investors	20,642	28.85
Warrants issued pursuant to modification of convertible debt	54,782	7.21
Outstanding warrants, December 31, 2022	88,251	$21.73	2.50
Warrants issued pursuant to units offering	159,964	24.62
Outstanding warrants, December 31, 2023	248,215	$19.90	2.46

The warrants and prices have been changed to reflect the reverse stock split of 1:750, which occurred on November 23, 2022 and the exchange Ratio of 0.1040, reflecting the Merger (Note 22).

e.	Series A warrants

On June 15, 2023, the Company granted Series A warrants to purchase up to an aggregate 629,039 shares of common stock to certain investors at an exercise price of $0.096 Canadian dollars per share for a period of five years from the issuance date. The exercisability of the warrants is contingent upon meeting market capitalization goals and the occurrence of a liquidity event. Since warrants are contingent on the occurrence of a liquidity event which is not probable for the purposes of ASC 718, no compensation cost would be recognized related to warrants until the occurrence of a liquidity event.

f.	Employees stock option plan

In 2010, the Company’s board of directors approved an employee and service provider’s stock option plan. On July 8, 2023, the board of directors approved new equity incentive plan (the “Plan”). The Plan permits the grant of options, share appreciation rights (“SARs”), restricted share units (“RSUs”), deferred share units (“DSUs”) and performance share units (“PSUs”). In respect of options, the aggregate number of shares of common stock issuable under the Plan shall not exceed twelve percent of the issued and outstanding shares of common stock at any point in time. In respect of SARs, RSUs, DSUs and PSUs: (i) the maximum aggregate number of shares of common stock issuable under this Plan in respect of SARs, RSUs, DSUs and PSUs shall not exceed ten percent of the issued and outstanding shares of common stock as of July 8, 2023; (ii) the total number of SARs, RSUs, DSUs and PSUs issuable to any participant under this Plan shall not exceed one percent of the issued and outstanding shares of common stock at the time of the award.

The fair value of each option award is estimated on the date of grant using a Black Scholes option valuation model that uses the assumptions noted in the following table.

	2023	2022
Risk free rate	4.35%	4.5%
Dividend yield	0%	0%
Expected volatility	86%	86%
Expected term (in years)	3	3
Expected life (in years)	5	5

A summary of option activity under the Plan as of December 31, 2023, and changes during the year then ended is presented below.

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31, 2022	51,558	$45.19	6.90	$-
Options granted	82,775	5.58
Outstanding Options, December 31, 2023	134,333	$20.77	6.18	$-

The share-based compensation expense related to options for December 31, 2023 was $295 (2022: $60). The fair value of options granted for the year ended December 31, 2023 was nominal (2022: $692). The intrinsic value of the options outstanding is $nil (2022: $nil).

A summary of the Company’s non-vested options as of December 31, 2023, and changes during the year ended December 31, 2023, is presented below.

	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2022	33,889	$21.15
Options granted	82,775	0.00
Options vested	(25,676)	11.06
Non-Vested Options, December 31, 2023	90,988	$4.77

As of December 31, 2023, there was $434 of total unrecognized compensation cost related to nonvested options granted under the Plan.

The options and exercise prices have been changed to reflect the reverse stock split of 1:750, which occurred on November 23, 2022 and the Exchange Ratio of 0.1040, reflecting the Merger (Note 22).

g.	Management options

On July 8, 2023, the Company granted stock options to its employees, officers, directors and consultants to purchase an aggregate of 327,421 shares of common stock at an exercise price with a term of five years, where the exercise price is equal to a 25% discount to the issue price of the Company’s equity securities in an initial public offering (an “IPO Transaction”), that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. Options to purchase up to 37,709 shares of common stock shall vest immediately with the remaining options vesting in 36 equal installments at the end of each calendar month over a period of three years from the date of grant. The vesting of management options is contingent upon the occurrence of an IPO Transaction. Since options are contingent on the occurrence of a liquidity event which is not probable for the purposes of ASC 718, no compensation cost would be recognized related to options until the occurrence of a liquidity event.

h.	Restricted share units

On July 8, 2023, the Company granted RSUs to certain management and directors. The vesting of the RSUs is contingent upon a transaction that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. When vested, the RSUs represent the right to be issued the number shares of common stock that is equal to the number of RSUs granted. Since RSUs are contingent on the occurrence of a liquidity event which is not probable for the purposes of ASC 718, no compensation cost related to RSUs is recognized until the occurrence of a liquidity event.